Discontinued Operation - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Discontinued Operations [Abstract]
Net Revenues		$ 694	$ 24,995
Operating costs and development		4,551	1,073,518
(Loss) income from discontinued operations		(3,857)	(1,048,522)
Other income (expense), net		(27)	12,885,134
(Loss) income before tax		(3,884)	11,836,612
Income tax provision
Net (loss) income from discontinued operations		(3,884)	11,836,612
Loss on sale of discontinued operations, net of taxes		(395,914)
Net income (loss) from discontinued operation		$ (399,798)	$ 11,836,612